Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 11,400,237	$ 33,374,960
Trade accounts receivable, net	1,879,151	1,425,171
Other receivables	1,440,833	2,310,111
Inventories (Note 3)	1,474,114	1,812,636
Due from related companies (Note 9)		4,948,443
Restricted cash (Note 10)	462,415	926,011
Prepaid expenses	295,248	273,080
Total current assets	16,951,998	45,070,412
Fixed assets
Vessels, net (Note 5)	105,463,737	206,934,746
Advances for vessels under construction (Note 4)	50,122
Long-term assets
Restricted cash (Note 10)	7,400,000	9,000,000
Deferred charges, net (Note 6)	338,431	318,578
Other investments (Note 19)	5,196,196
Investment in joint venture (Note 18)	21,215,870	16,989,061
Total long-term assets	139,664,356	233,242,385
Total assets	156,616,354	278,312,797
Current liabilities
Long-term debt, current portion (Note 10)	12,862,000	15,937,000
Trade accounts payable	2,336,952	2,438,716
Accrued expenses (Note 7)	1,002,445	1,143,626
Accrued dividends (Note 13)	13,050	36,424
Deferred revenues	996,599	1,093,317
Due to related company (Note 9)	903,478
Derivatives (Note 16, 17)	697,889	1,718,438
Total current liabilities	18,812,413	22,367,521
Long-term liabilities
Long-term debt, net of current portion (Note 10)	32,782,000	45,644,000
Derivatives (Note 16, 17)	319,859	675,130
Total long-term liabilities	33,101,859	46,319,130
Total liabilities	51,914,272	68,686,651
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 45,319,605 and 45,723,255 issued and outstanding)	1,371,698	1,359,588
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	252,314,683	251,758,459
Accumulated deficit	(148,984,299)	(43,491,901)
Total shareholders’ equity	104,702,082	209,626,146
Total liabilities and shareholders’ equity	$ 156,616,354	$ 278,312,797